RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2011
RISKS AND CONCENTRATION

(14) RISKS AND CONCENTRATION

Credit and concentration risks

The carrying amounts of cash and cash equivalents, restricted cash, short-term investment, and accounts receivable represent the Group’s maximum exposure to credit risk in relation to financial assets. As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investment were held in major financial institutions located in the PRC, Hong Kong Special Administrative Region and the Macau Special Administrative Region. Accounts receivable are typically unsecured and denominated in RMB, and are derived from revenues earned from operations arising in the PRC. The Group performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable. The Group maintains an allowance for doubtful accounts and actual losses have been within management’s expectations.

The Group has a diversified base of customers. No individual customer contributed to more than 10% of total revenues for the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2010 and 2011.

Except for the reliance on the Travelsky GDS system for the air business, the Baidu search engine for online search engine marketing for the hotel business, large airlines and hotel chains to supply the Group with air ticket and hotel inventory for redistribution to the Group’s customers, and telecommunications, internet infrastructure and utility service providers, the Group does not have concentrations of available sources of labor, services, franchises, licenses or other rights that could, if suddenly eliminated, severely impact its operations.

Business and economic risks

The Group’s business is subject to certain risks and concentrations including risks relating to the condition of the economy, outbreak of disease or the occurrence of natural or man-made disasters, dependence on relationships with travel suppliers, primarily hotels and airlines, dependence on third-party technology, internet service, utility services and telecommunications providers, exposure to risks associated with online commerce security and credit card fraud.

The Group conducts substantially all of its operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with companies operating in the United States. These include risks associated with, among others, the social, political, economic and legal environment in the PRC, the influence of the China National Tourism Administration over certain aspects of the Group’s operations and competition in the travel industry.

The Chinese government regulates internet access, the distribution of online news and other information, the provision of online commerce and provision of travel agency services through business licensing requirements and other governmental regulations. These regulations include limiting foreign ownership in Chinese companies providing internet access, information and other online internet services and travel agency services. Management, after consultation and advice from PRC legal counsel, is of the opinion that: (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and not in violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs. In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Company’s right to collect revenues, blocking of the Company’s website, being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its business.

Business disruption and disaster risks

The Group’s call center and substantially all of its computer and communications systems are located at its headquarters in Beijing and therefore vulnerable to damage or interruption from man-made or natural causes. The Group does not have a comprehensive disaster recovery solution and does not carry business interruption insurance to compensate for any such losses that may occur. Any business disruption or disaster may result in substantial costs and diversion of resources, which may have a material adverse effect on the Group’s operations and results.

Foreign exchange risk

The value of the Renminbi against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions in China and the United States. The conversion of RMB into foreign currencies, including U.S. dollars, is based on rates set by the People’s Bank of China or commercial banks in Hong Kong Special Administrative Region. Currently, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. In the future, the PRC government may adopt a more flexible currency policy, which could result in increased exchange rate volatility and a significant appreciation or depreciation of the RMB against the U.S. dollar.

Substantially all of the Group’s revenue-generating operations are transacted in Renminbi. If the Renminbi appreciates, the Group will record foreign exchange losses on United States dollar-denominated assets. In addition, any changes in the value of the Renminbi may materially and adversely affect the value in foreign currency terms of our ADSs.